Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Major Components of Tax Expense Income (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Income taxes [Abstract]
Current tax on profits for the period	$ 807	$ (667)	$ 537	$ 301
Adjustments for current tax of prior periods	58	(607)	(477)	(344)
Total current tax expense/(benefit)	865	(1,274)	60	(43)
Decrease/(increase) in deferred tax assets (note 28)				5,589
Income tax expense/(benefit) for continuing operations	$ 865	$ (1,274)	$ 60	$ 5,546